Segment and Geographic Data	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment and Geographic Data
17.	Segment and Geographic Data
The Company operates as one operating segment. Operating segments are defined as components of the Company for which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The chief operating decision maker for the Company is the chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by type of service and geographic region, for purposes of allocating resources and evaluating financial performance.
Revenues by geographic area presented based upon the location of the customer are as follows:

	For the Nine Months Ended September 30,
(in thousands)	2021	2020
United States	$114,339	$84,659
Rest of world	5,502	—

Total revenues	$119,841	$84,659

For a summary of our revenue disaggregated by service, refer to Note 4.
Revenue
.
Long-lived assets by geographical region are based on the location of the legal entity that owns the assets. Long-lived assets by geographic area presented based upon the location of the assets are as follows:

(in thousands)	September 30, 2021	December 31, 2020
United States	$4,311	$3,120
Rest of world	386	128

Total long-lived assets	$4,697	$3,248

17.	Segment and Geographic Data
The Company operates as one operating segment. Operating segments are defined as components of the Company for which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The chief operating decision maker for the Company is the chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by type of service and geographic region, for purposes of allocating resources and evaluating financial performance.
Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
United States	$117,755	$40,045	$45,458
Rest of world	562	—	—

Total revenues	$118,317	$40,045	$45,458

For a summary of our revenue disaggregated by service, refer to Note 4.
Revenue
.
Long-lived assets by geographical region are based on the location of the legal entity that owns the assets. Long-lived assets by geographic area presented based upon the location of the assets are as follows (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
United States	$3,120	$2,558
Rest of world	128	—

Total long-lived assets	$3,248	$2,558